Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 867,885	¥ 853,290	¥ 865,711
Foreign exchange gains (losses)—net	[1],[2]	44,345	93,577	91,793
Trading account gains (losses)—net	[3]	745,692	328,841	236,982
Investment gains (losses)—net:
Debt securities	[2]	31,032	(3,842)	7,757
Equity securities	[2]	(557,391)	(155,947)	289,400
Equity in earnings (losses) of equity method investees—net	[2]	34,012	29,172	24,342
Gains on disposal of premises and equipment	[2]	2,583	5,145	8,225
Other noninterest income	[3],[4]	139,582	72,135	80,453
Total noninterest income		1,307,740	1,222,371	1,604,663
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	139,124	145,270	180,122
Banking
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	157,420	152,283	156,426
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	112,275	110,382	110,054
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	98,720	97,852	100,765
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	129,298	124,843	121,808
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	31,879	36,466	37,397
Guarantee related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	28,974	28,582	28,258
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	170,195	157,612	130,881
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 867,885	¥ 853,290	¥ 865,711

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.
[5]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers ” (“ASC 606”).